Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Noncurrent Assets [Abstract]
Summary of other non-current assets

	At December 31,
(Euro thousands)	2023	2022
Deposits of rental, utility and other	11,494	11,217
Financial assets at fair value through profit or loss	2,660	2,375
Other	1,386	1,673

Total other non-current assets	15,540	15,265